UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY


 Investment Company Act file number         811-01874
                                    --------------------------

                       Principal Capital Value Fund, Inc.
--------------------------------------------------------------------------------
(Exact name of registrant as specified in charter)

                   711 High Street, Des Moines, IA 50392-2080
--------------------------------------------------------------------------------
(Address of principal executive offices)                              (Zip code)

        Princor Financial Services Corporation, Des Moines, IA 50392-2080
--------------------------------------------------------------------------------
(Name and address of agent for service)

Registrant's telephone number, including area code: 515-247-5476
                                                   -------------------

Date of fiscal year end:           October 31, 2004
                               ---------------------------

Date of reporting period:          July 31, 2004
                               ---------------------------

ITEM 1 - SCHEDULE OF INVESTMENTS

                            SCHEDULE OF INVESTMENTS
                       PRINCIPAL CAPITAL VALUE FUND, INC.

                           JULY 31, 2004 (UNAUDITED)

                                                           Shares
                                                            Held                      Value
-----------------------------------------------------------------------------------------------------
COMMON STOCKS (99.72%)
AEROSPACE & DEFENSE EQUIPMENT (2.41%)
                                                                                 $
 General Dynamics                                              42,990               4,248,272
 United Technologies                                           41,940               3,921,390
                                                                                    8,169,662
AUTO-CARS & LIGHT TRUCKS (1.18%)
 Ford Motor                                                   271,150               3,991,328
AUTO-MEDIUM & HEAVY DUTY TRUCKS (1.57%)
 Paccar                                                        89,101               5,342,496
BEVERAGES-NON-ALCOHOLIC (1.48%)
 Coca-Cola                                                     77,560               3,401,782
 PepsiAmericas                                                 85,625               1,607,181
                                                                                    5,008,963
BUILDING PRODUCTS-CEMENT & AGGREGATE (0.94%)
 Florida Rock Industries                                       74,040               3,178,537
BUILDING-RESIDENTIAL & COMMERCIAL (1.47%)
 Centex                                                        60,704               2,575,064
 MDC Holdings                                                  35,900               2,410,685
                                                                                    4,985,749
CELLULAR TELECOMMUNICATIONS (2.63%)
 Nextel Communications /1/                                    294,180               6,695,537
 Western Wireless /1/                                          84,200               2,222,038
                                                                                    8,917,575
COMMERCIAL BANKS (2.70%)
 Hudson United Bancorp                                         55,630               1,905,327
 Marshall & Ilsley                                            101,660               3,904,761
 UnionBanCal                                                   57,980               3,365,739
                                                                                    9,175,827
CONTAINERS-METAL & GLASS (1.26%)
 Ball                                                          59,040               4,261,507
CONTAINERS-PAPER & PLASTIC (0.88%)
 Bemis                                                        113,400               3,002,832
COSMETICS & TOILETRIES (2.19%)
 Avon Products                                                 83,730               3,601,227
 Procter & Gamble                                              73,460               3,830,939
                                                                                    7,432,166
DIVERSIFIED MANUFACTURING OPERATIONS (3.87%)
 General Electric                                             395,300              13,143,725
DIVERSIFIED OPERATORS-COMMERCIAL SERVICES (1.60%)
 Cendant                                                      237,310               5,429,653
ELECTRIC-INTEGRATED (4.82%)
 Alliant Energy                                               162,677               4,214,961
 Constellation Energy Group                                    89,140               3,436,347
 Exelon                                                       127,860               4,462,314
 TXU                                                          106,980               4,242,827
                                                                                   16,356,449
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.70%)
 Sanmina /1/                                                  323,950               2,377,793
ELECTRONIC COMPONENTS-SEMICONDUCTOR (1.73%)
 Fairchild Semiconductor International /1/                    177,140               2,602,187

                                                             Shares
                                                              Held                   Value
-----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ELECTRONIC COMPONENTS-SEMICONDUCTOR (CONTINUED)
                                                                                 $
 International Rectifier /1/                                   83,730               3,282,216
                                                                                    5,884,403
ELECTRONIC MEASUREMENT INSTRUMENTS (0.97%)
 Agilent Technologies /1/                                     138,130               3,288,875
ELECTRONIC PARTS DISTRIBUTION (1.42%)
 Arrow Electronics /1/                                        111,470               2,637,380
 Avnet /1/                                                    112,390               2,182,614
                                                                                    4,819,994
FINANCE-CREDIT CARD (2.11%)
 Capital One Financial                                         53,440               3,704,461
 MBNA                                                         139,700               3,449,193
                                                                                    7,153,654
FINANCE-INVESTMENT BANKER & BROKER (6.45%)
 Citigroup /2/                                                260,830              11,499,995
 Friedman, Billings, Ramsey Group /3/                         174,200               2,865,590
 Goldman Sachs Group                                           43,960               3,876,832
 Lehman Brothers Holdings                                      51,967               3,642,887
                                                                                   21,885,304
FINANCE-MORTGAGE LOAN/BANKER (1.14%)
 Countrywide Credit Industries                                 53,750               3,875,375
FOOD-FLOUR & GRAIN (0.94%)
 Archer Daniels Midland                                       207,040               3,194,627
FOOD-MEAT PRODUCTS (0.69%)
 Hormel Foods                                                  78,400               2,326,912
GAS-DISTRIBUTION (0.98%)
 Sempra Energy                                                 93,000               3,324,750
INVESTMENT MANAGEMENT & ADVISORY SERVICES (0.81%)
 Franklin Resources                                            57,100               2,755,075
LIFE & HEALTH INSURANCE (0.73%)
 Lincoln National                                              56,390               2,464,243
MACHINERY-CONSTRUCTION & MINING (1.27%)
 Caterpillar                                                   58,900               4,328,561
MACHINERY-FARM (1.19%)
 Deere                                                         64,080               4,024,865
MEDICAL INSTRUMENTS (0.79%)
 Boston Scientific /1/                                         69,790               2,670,165
MEDICAL-GENERIC DRUGS (0.69%)
 Eon Labs /1/ /3/                                              80,300               2,338,336
MEDICAL-HMO (0.69%)
 Pacificare Health Systems /1/ /3/                             77,110               2,357,253
MISCELLANEOUS INVESTING (2.47%)
 Capital Automotive                                            83,320               2,415,447
 General Growth Properties                                     97,120               2,921,369
 Kimco Realty                                                  63,700               3,063,970
                                                                                    8,400,786
MONEY CENTER BANKS (5.35%)
 Bank of America /2/                                          131,076              11,142,771

                                                           Shares
                                                            Held                      Value
-----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MONEY CENTER BANKS (CONTINUED)
                                                                                 $
 JP Morgan Chase                                              187,790               7,010,200
                                                                                   18,152,971
MULTI-LINE INSURANCE (4.46%)
 Allstate                                                     124,760               5,873,701
 American International Group                                  74,570               5,268,370
 Hartford Financial Services Group                             61,460               4,001,046
                                                                                   15,143,117
MULTIMEDIA (2.96%)
 Belo                                                          92,720               2,167,794
 Media General                                                 47,440               2,835,014
 Time Warner /1/                                              304,040               5,062,266
                                                                                   10,065,074
OIL COMPANY-EXPLORATION & PRODUCTION (2.73%)
 Apache                                                        63,200               2,940,696
 Chesapeake Energy /3/                                        301,546               4,628,731
 Cimarex Energy /1/                                            52,590               1,710,753
                                                                                    9,280,180
OIL COMPANY-INTEGRATED (9.12%)
 ChevronTexaco                                                 71,490               6,838,018
 ConocoPhillips                                                66,540               5,241,356
 Exxon Mobil /2/                                              255,433              11,826,548
 Marathon Oil                                                  83,650               3,151,096
 Occidental Petroleum                                          79,209               3,902,627
                                                                                   30,959,645
PAPER & RELATED PRODUCTS (1.15%)
 Weyerhaeuser                                                  63,150               3,915,300
PIPELINES (0.94%)
 Questar                                                       77,725               3,185,170
RECYCLING (0.35%)
 Metal Management /1/                                          61,192               1,186,513
REGIONAL BANKS (5.16%)
 Comerica                                                      60,000               3,508,200
 KeyCorp                                                      130,000               3,923,400
 SunTrust Banks                                                51,240               3,379,278
 Wachovia                                                     151,020               6,691,696
                                                                                   17,502,574
RESPIRATORY PRODUCTS (0.74%)
 Respironics /1/                                               45,280               2,523,002
RETAIL-DRUG STORE (0.84%)
 Rite Aid /1/                                                 584,050               2,867,685
RETAIL-REGIONAL DEPARTMENT STORE (2.05%)
 Federated Department Stores                                   75,120               3,599,750
 Neiman Marcus Group                                           61,440               3,351,552
                                                                                    6,951,302
RETAIL-RESTAURANTS (1.26%)
 McDonald's                                                   155,350               4,272,125
SAVINGS & LOANS-THRIFTS (0.61%)
 Independence Community Bank                                   55,440               2,070,130

                                                            Shares
                                                             Held                    Value
-----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
STEEL PRODUCERS (0.88%)
                                                                                 $
 Schnitzer Steel Industries /3/                                96,430               2,982,580
TELEPHONE-INTEGRATED (3.14%)
 BellSouth                                                    127,100               3,443,139
 IDT /1/                                                       64,030                 992,465
 SBC Communications                                            73,400               1,859,956
 Verizon Communications                                       113,592               4,377,836
                                                                                   10,673,396
TELEVISION (0.49%)
 Hearst-Argyle Television                                      73,200               1,656,516
TOBACCO (0.91%)
 Altria Group                                                  65,100               3,098,760
TRANSPORT-AIR FREIGHT (1.00%)
 CNF                                                           82,000               3,383,320
WIRELESS EQUIPMENT (0.81%)
 Motorola                                                     171,790               2,736,615
                                 TOTAL COMMON STOCKS                              338,473,415

                                                         Principal
                                                           Amount                   Value
-----------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (1.00%)
DIVERSIFIED FINANCIAL SERVICES (1.00%)
 Investment in Joint Trading Account; General
  Electric Capital
                                                           $                     $
  1.33%; 08/02/04                                           3,369,096               3,369,096
                             TOTAL COMMERCIAL PAPER                                 3,369,096

                                                          Maturity
                                                           Amount                   Value
-----------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (1.22%)
 Goldman Sachs; 1.32%; dated 07/30/04 maturing
  08/02/04 (collateralized by U.S. Treasury
  Strips and U.S. Treasury; $4,178,351;
  05/15/14 - 11/15/16) /4/                                 $4,146,456              $4,146,000
                        TOTAL REPURCHASE AGREEMENTS                                 4,146,000
                                                                                 ------------

                TOTAL PORTFOLIO INVESTMENTS (101.94%)                             345,988,511
LIABILITIES, NET OF CASH, RECEIVABLES AND OTHER
  ASSETS (-1.94%)                                                                  (6,572,896)
                           TOTAL NET ASSETS (100.00%)                            $339,415,615
                                                                                 ---------------

--------------------------------------------------------------------------------
                                                                 Unrealized
    Contract                     Opening          Current           Gain
      Type      Commitment    Market Value     Market Value        (Loss)
--------------------------------------------------------------------------------
Futures Contracts

2 Russell 1000     Buy          $608,125        $587,050          $(21,075)
September, 204
Futures

                            SCHEDULE OF INVESTMENTS
                       PRINCIPAL CAPITAL VALUE FUND, INC.

                           JULY 31, 2004 (UNAUDITED)


/1/  Non-income producing security.
/2/ Security or a portion of the security was pledged to cover margin requirements for futures contracts.
/3/ Security or a portion of the security was on loan at the end of the period. /4/ Security was purchased with the cash proceeds from securities loans.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $ 27,427,260
Unrealized Depreciation                       (13,352,279)
                                             ------------
Net Unrealized Appreciation (Depreciation)     14,074,981
Cost for federal income tax purposes         $331,913,530

                                        3


ITEM 2 - CONTROLS AND PROCEDURES

a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3 - EXHIBITS

     (a) Certifications pursuant to Rule 30a-2(a) under the Act
         (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Principal Capital Value Fund, Inc.
             -------------------------------------------------------------------



By           /s/ Ralph C. Eucher
  ------------------------------------------------------------------------------
  Ralph C. Eucher, President

Date         9/20/2004
    ----------------------------------------------------------------------------


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By           /s/ Ralph C. Eucher
  ------------------------------------------------------------------------------
  Ralph C. Eucher, President

Date         9/20/2004
    ----------------------------------------------------------------------------

By           /s/ Jill R. Brown
  ------------------------------------------------------------------------------
  Jill R. Brown, Vice President and Chief Financial Officer

Date         9/20/2004
    ----------------------------------------------------------------------------